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                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    09/30/97      AMENDMENT 00


Institutional Investment Manager:

MORGAN STANLEY DEAN WITTER DISCOVER
1585 BROADWAY
NEW YORK                                          NY            10036


THE FOLLOWING TABLE LISTS CORRECTED POSITIONS THAT WERE ERRONEOUSLY REPORTED IN OR OMITTED FROM THE FORM 13F-E AS FILED ON NOVEMBER 21, 1997. I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


Name, Title and Telephone Number of Person Submitting Report:

    BRUCE BROMBERG                 COUNSEL MORGAN STANLEY & CO. 212-761-6670


Signature, Place and Date of Signing:

/s/ BRUCE BROMBERG                 NEW YORK                     NY    2/19/98






























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                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

CATALYTICA INC      COM        COM              148885106    38528  3463222 SH       OTHER               3463222
CATALYTICA INC      COM        COM              148885106   295222 26536775 SH       OTHER   081516     26536775
IONICA PLC          ADR        ADRS             46221N105     8367   455919 SH       DEFINED              455919
IONCIA PLC          ADR        ADRS             46221N105    62633  3412695 SH       DEFINED 081516      3412695
SILGAN HOLDINGS     COM        COM              827048109   233434  5835842 SH       DEFINED 1011        5835842
REPORT SUMMARY                  5 DATA RECORDS              638184            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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